Repurchases and Issuance of Units (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		7 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jul. 30, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense			$ 2	$ 82
Estimated compensation cost related to non-vested restricted common units			$ 2
Restricted common units outstanding			1,001			1,001
Upon the NNA Merger [Member] | Restricted Stock [Member] | Share-based awards, 2018 [Member] | Directors and officers
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense	$ 1	$ 40	$ 2	$ 82
Common Unit Repurchase Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum aggregate offering price					$ 100,000